UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2554

Name of Registrant: VANGUARD MONEY MARKET RESERVES

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31st

Date of reporting period: November 30, 2011

Item 1: Schedule of Investments

Vanguard Prime Money Market Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (55.4%)
2	Fannie Mae Discount Notes	0.050%	1/9/12	47,000	46,997
2	Fannie Mae Discount Notes	0.050%	1/18/12	137,750	137,741
2	Fannie Mae Discount Notes	0.040%	2/15/12	35,500	35,497
2	Fannie Mae Discount Notes	0.090%	2/17/12	100,700	100,680
2	Fannie Mae Discount Notes	0.090%	2/21/12	45,000	44,991
2	Fannie Mae Discount Notes	0.093%–0.100%	2/29/12	198,000	197,952
2	Fannie Mae Discount Notes	0.090%	3/1/12	1,000,000	999,772
2	Fannie Mae Discount Notes	0.090%	3/2/12	1,000,000	999,770
2	Fannie Mae Discount Notes	0.105%	3/14/12	117,600	117,564
2	Fannie Mae Discount Notes	0.100%	4/2/12	100,000	99,966
2	Fannie Mae Discount Notes	0.100%	4/4/12	194,350	194,283
2	Fannie Mae Discount Notes	0.100%	4/11/12	175,000	174,936
2	Fannie Mae Discount Notes	0.100%	4/18/12	300,000	299,884
2	Fannie Mae Discount Notes	0.100%	4/25/12	40,000	39,984
2	Fannie Mae Discount Notes	0.070%–0.090%	5/2/12	275,500	275,406
2	Fannie Mae Discount Notes	0.070%	5/9/12	25,000	24,992
3	Federal Home Loan Bank Discount Notes	0.030%	12/7/11	41,000	41,000
3	Federal Home Loan Bank Discount Notes	0.030%	12/20/11	124,000	123,998
3	Federal Home Loan Bank Discount Notes	0.040%	12/23/11	88,700	88,698
3	Federal Home Loan Bank Discount Notes	0.050%	1/11/12	115,400	115,393
3	Federal Home Loan Bank Discount Notes	0.045%–0.050%	1/13/12	1,140,000	1,139,938
3	Federal Home Loan Bank Discount Notes	0.060%	1/18/12	63,746	63,741
3	Federal Home Loan Bank Discount Notes	0.035%	2/1/12	290,000	289,983
3	Federal Home Loan Bank Discount Notes	0.045%	2/3/12	82,795	82,788
3	Federal Home Loan Bank Discount Notes	0.090%	2/13/12	67,400	67,388
3	Federal Home Loan Bank Discount Notes	0.040%	2/15/12	31,085	31,082
3	Federal Home Loan Bank Discount Notes	0.040%	2/17/12	25,000	24,998
3	Federal Home Loan Bank Discount Notes	0.090%	2/24/12	266,000	265,943
3	Federal Home Loan Bank Discount Notes	0.093%–0.100%	3/2/12	404,155	404,055
3	Federal Home Loan Bank Discount Notes	0.100%	4/4/12	34,802	34,790
3	Federal Home Loan Bank Discount Notes	0.100%	4/9/12	200,000	199,928
3	Federal Home Loan Bank Discount Notes	0.100%	4/18/12	75,000	74,971
3	Federal Home Loan Bank Discount Notes	0.100%	4/27/12	149,062	149,001
3	Federal Home Loan Bank Discount Notes	0.070%–0.090%	5/2/12	78,400	78,372
3	Federal Home Loan Bank Discount Notes	0.070%–0.090%	5/4/12	385,695	385,552
3	Federal Home Loan Bank Discount Notes	0.070%	5/11/12	336,618	336,512
3	Federal Home Loan Bank Discount Notes	0.070%	5/16/12	142,200	142,154
[3,4] Federal Home Loan Banks		0.215%	1/9/12	593,000	592,980
[3,4] Federal Home Loan Banks		0.227%	1/23/12	425,000	424,984
[3,4] Federal Home Loan Banks		0.222%	1/26/12	405,000	404,981
[3,4] Federal Home Loan Banks		0.208%	2/1/12	750,000	749,959
[3,4] Federal Home Loan Banks		0.210%	2/3/12	122,000	121,994
[3,4] Federal Home Loan Banks		0.215%	2/3/12	484,000	483,975
[2,4] Federal Home Loan Mortgage Corp.		0.210%	12/16/11	515,000	514,991
[2,4] Federal Home Loan Mortgage Corp.		0.205%	12/21/11	1,500,000	1,499,958
[2,4] Federal Home Loan Mortgage Corp.		0.210%	2/16/12	470,400	470,358
[2,4] Federal Home Loan Mortgage Corp.		0.197%	8/24/12	2,515,000	2,514,118
[2,4] Federal Home Loan Mortgage Corp.		0.195%	2/4/13	1,000,000	999,399
[2,4] Federal Home Loan Mortgage Corp.		0.215%	3/21/13	907,000	906,402
[2,4] Federal Home Loan Mortgage Corp.		0.197%	5/6/13	980,000	979,325

[2,4] Federal Home Loan Mortgage Corp.		0.195%	6/3/13	950,000	949,421
[2,4] Federal Home Loan Mortgage Corp.		0.202%	6/17/13	83,000	82,935
[2,4] Federal National Mortgage Assn.		0.277%	8/23/12	1,455,500	1,455,178
[2,4] Federal National Mortgage Assn.		0.282%	9/17/12	988,000	987,841
[2,4] Federal National Mortgage Assn.		0.277%	11/23/12	1,772,795	1,772,268
[2,4] Federal National Mortgage Assn.		0.285%	12/20/12	494,500	494,394
[2,4] Federal National Mortgage Assn.		0.287%	12/28/12	219,000	218,952
[2,4] Federal National Mortgage Assn.		0.238%	8/12/13	1,000,000	999,484
[2,4] Federal National Mortgage Assn.		0.218%	11/8/13	1,250,000	1,249,265
[2,4] Federal National Mortgage Assn.		0.218%	11/14/13	1,000,000	999,420
2	Freddie Mac Discount Notes	0.050%	12/7/11	37,580	37,580
2	Freddie Mac Discount Notes	0.090%	2/13/12	44,942	44,934
2	Freddie Mac Discount Notes	0.070%	2/14/12	308,000	307,955
2	Freddie Mac Discount Notes	0.070%	2/15/12	30,000	29,996
2	Freddie Mac Discount Notes	0.090%–0.095%	2/21/12	155,000	154,968
2	Freddie Mac Discount Notes	0.090%	2/23/12	48,421	48,411
2	Freddie Mac Discount Notes	0.094%–0.105%	3/5/12	959,315	959,067
2	Freddie Mac Discount Notes	0.105%	3/6/12	37,400	37,390
2	Freddie Mac Discount Notes	0.100%–0.105%	3/12/12	335,000	334,902
2	Freddie Mac Discount Notes	0.090%	3/19/12	200,000	199,945
2	Freddie Mac Discount Notes	0.100%	4/2/12	38,500	38,487
2	Freddie Mac Discount Notes	0.100%	4/9/12	502,150	501,969
2	Freddie Mac Discount Notes	0.100%	4/10/12	107,510	107,471
2	Freddie Mac Discount Notes	0.100%	4/16/12	198,500	198,424
2	Freddie Mac Discount Notes	0.070%	4/30/12	117,810	117,775
2	Freddie Mac Discount Notes	0.070%	5/7/12	253,200	253,122
	United States Treasury Bill	0.115%	12/1/11	1,000,000	1,000,000
	United States Treasury Bill	0.030%–0.105%	12/8/11	2,800,000	2,799,969
	United States Treasury Bill	0.105%	12/15/11	1,750,000	1,749,929
	United States Treasury Bill	0.100%	12/22/11	1,250,000	1,249,927
	United States Treasury Bill	0.095%–0.106%	12/29/11	2,054,000	2,053,840
	United States Treasury Bill	0.030%–0.080%	1/5/12	2,502,000	2,501,842
	United States Treasury Bill	0.015%	1/12/12	2,395,000	2,394,958
	United States Treasury Bill	0.020%–0.100%	1/26/12	4,500,000	4,499,673
	United States Treasury Bill	0.010%	2/2/12	1,327,235	1,327,212
	United States Treasury Bill	0.010%–0.080%	2/16/12	1,750,000	1,749,888
	United States Treasury Bill	0.015%	2/23/12	3,000,000	2,999,895
	United States Treasury Bill	0.028%–0.029%	3/1/12	1,600,000	1,599,884
	United States Treasury Bill	0.065%–0.071%	5/24/12	2,000,000	1,999,355
	United States Treasury Note/Bond	1.375%	3/15/12	847,000	850,147
	United States Treasury Note/Bond	1.000%	3/31/12	940,000	942,862
	United States Treasury Note/Bond	4.500%	3/31/12	200,000	202,919
	United States Treasury Note/Bond	1.375%	4/15/12	2,232,000	2,242,682
	United States Treasury Note/Bond	0.750%	5/31/12	300,000	300,991
Total U.S. Goverment and Agency Obligations (Cost $63,641,651)					63,641,651
Commercial Paper (20.8%)
Finance - Auto (1.7%)
	American Honda Finance Corp.	0.220%	12/2/11	175,700	175,699
	American Honda Finance Corp.	0.220%	12/5/11	60,000	59,999
	American Honda Finance Corp.	0.230%	12/12/11	161,050	161,039
	American Honda Finance Corp.	0.230%	12/19/11	60,000	59,993
	American Honda Finance Corp.	0.230%	1/9/12	101,000	100,975
	American Honda Finance Corp.	0.210%	1/17/12	44,000	43,988
	American Honda Finance Corp.	0.210%	1/18/12	28,000	27,992
	American Honda Finance Corp.	0.210%	1/19/12	53,000	52,985
	American Honda Finance Corp.	0.240%	2/2/12	78,000	77,967
	American Honda Finance Corp.	0.240%	2/8/12	24,500	24,489

American Honda Finance Corp.	0.270%	2/13/12	77,000	76,957
American Honda Finance Corp.	0.240%	2/14/12	64,000	63,968
American Honda Finance Corp.	0.240%	2/15/12	37,100	37,081
American Honda Finance Corp.	0.250%	2/22/12	41,000	40,976
Toyota Credit Canada Inc.	0.531%	3/20/12	49,500	49,420
Toyota Motor Credit Corp.	0.401%	2/22/12	38,000	37,965
Toyota Motor Credit Corp.	0.401%	2/24/12	111,000	110,895
Toyota Motor Credit Corp.	0.542%	4/5/12	26,000	25,951
Toyota Motor Credit Corp.	0.542%	4/9/12	169,000	168,670
Toyota Motor Credit Corp.	0.552%	4/17/12	31,500	31,434
Toyota Motor Credit Corp.	0.582%	5/15/12	51,000	50,864
Toyota Motor Credit Corp.	0.572%	5/16/12	137,500	137,136
Toyota Motor Credit Corp.	0.552%	6/1/12	207,000	206,421
Toyota Motor Credit Corp.	0.552%	6/4/12	109,000	108,690
				1,931,554
Finance - Other (6.5%)
5 Chariot Funding LLC	0.220%	1/11/12	102,400	102,374
5 Chariot Funding LLC	0.220%	1/17/12	148,400	148,357
5 Chariot Funding LLC	0.220%	1/18/12	81,000	80,976
5 Chariot Funding LLC	0.220%	1/19/12	41,000	40,988
General Electric Capital Corp.	0.250%	12/20/11	250,000	249,967
General Electric Capital Corp.	0.250%	12/21/11	250,000	249,965
General Electric Capital Corp.	0.341%	3/19/12	500,000	499,485
General Electric Capital Corp.	0.371%	4/10/12	149,000	148,799
General Electric Capital Corp.	0.371%	4/11/12	371,000	370,497
General Electric Capital Corp.	0.371%	4/12/12	371,000	370,493
General Electric Capital Corp.	0.391%	5/16/12	495,000	494,105
General Electric Capital Services Inc.	0.381%	4/10/12	396,000	395,452
General Electric Capital Services Inc.	0.401%	5/7/12	99,000	98,826
5 Govco LLC	0.300%	12/5/11	259,300	259,291
5 Govco LLC	0.300%	12/6/11	100,000	99,996
5 Govco LLC	0.300%	12/9/11	162,000	161,989
5 Govco LLC	0.300%	12/13/11	198,000	197,980
5 Govco LLC	0.300%	12/14/11	215,140	215,117
5 Govco LLC	0.300%	12/15/11	142,000	141,984
5 Govco LLC	0.300%	12/16/11	80,000	79,990
5 Govco LLC	0.300%	12/19/11	120,000	119,982
5 Govco LLC	0.360%	2/3/12	69,650	69,605
5 Govco LLC	0.360%	2/6/12	100,000	99,933
5 Govco LLC	0.360%	2/7/12	99,000	98,933
5 Govco LLC	0.360%	2/13/12	163,000	162,879
5 Govco LLC	0.380%	2/15/12	65,000	64,948
5 Govco LLC	0.380%	2/17/12	145,000	144,881
5 Govco LLC	0.410%	2/21/12	223,400	223,189
5 Govco LLC	0.410%	2/22/12	78,200	78,126
5 Govco LLC	0.420%	2/23/12	77,000	76,925
5 Jupiter Securitization Co. LLC	0.220%	1/9/12	64,300	64,285
5 Old Line Funding LLC	0.220%	12/2/11	25,000	25,000
5 Old Line Funding LLC	0.220%	12/5/11	95,904	95,902
5 Old Line Funding LLC	0.220%	12/6/11	256,000	255,992
5 Old Line Funding LLC	0.220%	12/7/11	198,500	198,493
5 Old Line Funding LLC	0.220%	12/9/11	64,667	64,664
5 Old Line Funding LLC	0.220%	12/12/11	91,500	91,494
5 Old Line Funding LLC	0.220%	12/14/11	48,500	48,496
5 Old Line Funding LLC	0.220%	1/17/12	427,100	426,975
5 Old Line Funding LLC	0.220%	1/18/12	136,758	136,717
5 Old Line Funding LLC	0.220%	1/23/12	35,750	35,738

5	Old Line Funding LLC	0.220%	1/30/12	114,000	113,958
5	Old Line Funding LLC	0.230%	2/1/12	17,355	17,348
5	Old Line Funding LLC	0.230%	2/6/12	97,000	96,959
5	Old Line Funding LLC	0.220%	2/9/12	29,021	29,009
5	Old Line Funding LLC	0.220%	2/14/12	126,355	126,297
5	Old Line Funding LLC	0.220%	2/22/12	80,065	80,024
5	Straight-A Funding LLC	0.190%	12/16/11	50,000	49,996
					7,503,379
Foreign Banks (5.4%)
5	Australia & New Zealand Banking Group, Ltd.	0.230%	12/2/11	183,000	182,999
5	Australia & New Zealand Banking Group, Ltd.	0.351%	2/16/12	247,000	246,815
5	Australia & New Zealand Banking Group, Ltd.	0.456%	3/27/12	297,000	296,561
5	Australia & New Zealand Banking Group, Ltd.	0.451%	4/4/12	298,250	297,784
5	Australia & New Zealand Banking Group, Ltd.	0.456%	4/5/12	500,000	499,204
5	Australia & New Zealand Banking Group, Ltd.	0.461%	4/10/12	150,000	149,749
5	Australia & New Zealand Banking Group, Ltd.	0.501%	5/10/12	316,000	315,293
5	Commonwealth Bank of Australia	0.341%	1/30/12	200,000	199,887
5	Commonwealth Bank of Australia	0.345%	2/13/12	493,000	492,640
5	Commonwealth Bank of Australia	0.461%	3/15/12	500,000	499,329
5	Commonwealth Bank of Australia	0.486%	3/19/12	500,000	499,266
5	Westpac Banking Corp.	0.280%	1/12/12	500,000	499,837
5	Westpac Banking Corp.	0.351%	1/30/12	47,450	47,422
5	Westpac Banking Corp.	0.361%	2/3/12	169,370	169,261
5	Westpac Banking Corp.	0.351%	2/7/12	831,000	830,444
5	Westpac Banking Corp.	0.371%	2/16/12	499,000	498,605
[4,5] Westpac Banking Corp.		0.398%	4/11/12	500,000	500,000
					6,225,096
Foreign Government (0.1%)
	Banque et Caisse d'Epargne de L'Etat	0.260%	12/5/11	75,000	74,998

Foreign Industrial (1.8%)
5	Nestle Capital Corp.	0.110%	12/1/11	148,000	148,000
5	Nestle Capital Corp.	0.090%	12/5/11	54,180	54,179
5	Nestle Capital Corp.	0.230%	1/3/12	495,000	494,896
5	Nestle Capital Corp.	0.110%	2/9/12	54,000	53,988
5	Nestle Capital Corp.	0.170%	4/11/12	49,000	48,969
5	Nestle Capital Corp.	0.170%	4/13/12	49,500	49,469
5	Nestle Capital Corp.	0.170%	4/16/12	99,000	98,936
5	Nestle Capital Corp.	0.230%	5/17/12	49,500	49,447
5	Nestle Capital Corp.	0.331%	7/16/12	98,000	97,795
5	Nestle Capital Corp.	0.281%	7/23/12	39,000	38,929
	Nestle Finance International Ltd.	0.215%	12/19/11	198,000	197,979
5	Novartis Finance Corp.	0.100%	12/1/11	268,000	268,000
5	Novartis Finance Corp.	0.090%	12/2/11	65,000	65,000
5	Novartis Finance Corp.	0.100%	12/5/11	171,000	170,998
5	Novartis Finance Corp.	0.100%	12/6/11	24,000	24,000
5	Novartis Finance Corp.	0.100%	12/7/11	25,000	24,999
5	Total Capital Canada, Ltd.	0.110%	1/27/12	121,000	120,979
5	Total Capital Canada, Ltd.	0.195%	2/29/12	99,000	98,952
					2,105,515
Industrial (5.3%)
	General Electric Co.	0.110%	12/9/11	150,000	149,996
	General Electric Co.	0.100%	12/12/11	500,000	499,985
	General Electric Co.	0.120%	12/14/11	428,000	427,981
5	Johnson & Johnson	0.080%	1/11/12	205,000	204,981
5	Johnson & Johnson	0.160%	2/28/12	50,000	49,980

5 PepsiCo Inc.	0.080%	12/5/11	10,000	10,000
5 PepsiCo Inc.	0.080%	12/6/11	10,000	10,000
5 Procter & Gamble Co.	0.100%	1/19/12	29,500	29,496
5 Procter & Gamble Co.	0.090%	1/20/12	50,000	49,994
5 Procter & Gamble Co.	0.090%	1/25/12	103,000	102,986
5 Procter & Gamble Co.	0.100%	2/6/12	183,000	182,966
5 Procter & Gamble Co.	0.090%	2/9/12	222,000	221,955
5 Procter & Gamble Co.	0.110%	3/1/12	81,500	81,477
5 Procter & Gamble Co.	0.120%	3/2/12	65,000	64,980
5 Procter & Gamble Co.	0.130%	3/12/12	197,800	197,727
5 Procter & Gamble Co.	0.140%	3/13/12	445,000	444,822
5 Procter & Gamble Co.	0.140%	3/14/12	99,000	98,960
5 Procter & Gamble Co.	0.130%	5/11/12	543,700	543,382
5 The Coca-Cola Co.	0.130%	12/5/11	98,900	98,899
5 The Coca-Cola Co.	0.130%	12/12/11	97,700	97,696
5 The Coca-Cola Co.	0.120%–0.130%	12/13/11	162,600	162,593
5 The Coca-Cola Co.	0.120%	12/14/11	81,200	81,196
5 The Coca-Cola Co.	0.120%	12/15/11	80,200	80,196
5 The Coca-Cola Co.	0.130%	12/19/11	258,900	258,883
5 The Coca-Cola Co.	0.150%	1/5/12	49,500	49,493
5 The Coca-Cola Co.	0.150%	1/18/12	114,000	113,977
5 The Coca-Cola Co.	0.150%	1/19/12	40,000	39,992
5 The Coca-Cola Co.	0.150%	1/20/12	122,000	121,975
5 The Coca-Cola Co.	0.140%	1/23/12	147,500	147,470
5 The Coca-Cola Co.	0.120%	1/24/12	163,400	163,371
5 The Coca-Cola Co.	0.120%	1/25/12	62,000	61,989
5 The Coca-Cola Co.	0.120%	1/26/12	21,000	20,996
5 The Coca-Cola Co.	0.130%	2/2/12	82,000	81,981
5 The Coca-Cola Co.	0.130%	2/6/12	122,000	121,970
5 The Coca-Cola Co.	0.120%	2/14/12	98,000	97,976
5 The Coca-Cola Co.	0.120%	2/15/12	278,000	277,930
5 Wal-Mart Stores, Inc.	0.090%	12/5/11	120,000	119,999
5 Wal-Mart Stores, Inc.	0.090%	12/16/11	41,900	41,898
5 Wal-Mart Stores, Inc.	0.070%	12/20/11	61,000	60,998
5 Wal-Mart Stores, Inc.	0.080%	1/9/12	381,500	381,467
				6,054,613
Total Commercial Paper (Cost $23,895,155)				23,895,155
Certificates of Deposit (19.5%)
Domestic Banks (2.6%)
Branch Banking & Trust Co.	0.270%	1/3/12	243,100	243,100
Branch Banking & Trust Co.	0.240%	1/4/12	200,000	200,000
Branch Banking & Trust Co.	0.240%	1/5/12	161,000	161,000
Branch Banking & Trust Co.	0.240%	1/9/12	405,000	405,000
Branch Banking & Trust Co.	0.230%	1/17/12	205,000	205,000
Branch Banking & Trust Co.	0.230%	1/18/12	163,000	163,000
Branch Banking & Trust Co.	0.230%	2/24/12	246,800	246,800
State Street Bank & Trust Co.	0.250%	12/7/11	404,000	404,000
State Street Bank & Trust Co.	0.250%	12/14/11	500,000	500,000
State Street Bank & Trust Co.	0.240%	12/19/11	500,000	500,000
				3,027,900
Eurodollar Certificates of Deposit (5.4%)
Australia & New Zealand Banking Group, Ltd.	0.300%	12/13/11	150,000	150,000
Australia & New Zealand Banking Group, Ltd.	0.350%	2/9/12	250,000	250,000
Australia & New Zealand Banking Group, Ltd.	0.455%	4/5/12	500,000	500,000
Australia & New Zealand Banking Group, Ltd.	0.470%	4/25/12	265,000	265,000
Australia & New Zealand Banking Group, Ltd.	0.500%	5/2/12	148,000	148,000

Australia & New Zealand Banking Group, Ltd.	0.500%	5/4/12	100,000	100,000
Commonwealth Bank of Australia	0.300%	12/7/11	575,000	575,000
Commonwealth Bank of Australia	0.230%	12/12/11	200,000	200,000
Commonwealth Bank of Australia	0.350%	2/22/12	200,000	200,000
Commonwealth Bank of Australia	0.380%	2/23/12	700,000	700,000
Commonwealth Bank of Australia	0.500%	5/18/12	500,000	500,000
National Australia Bank Ltd.	0.275%	12/2/11	110,000	110,000
National Australia Bank Ltd.	0.320%	12/29/11	240,000	240,000
National Australia Bank Ltd.	0.320%	1/12/12	1,000,000	1,000,000
National Australia Bank Ltd.	0.400%	2/16/12	750,000	750,000
National Australia Bank Ltd.	0.400%	2/17/12	445,000	445,000
				6,133,000
Yankee Certificates of Deposit (11.5%)
Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.220%	12/13/11	35,000	35,000
Bank of Montreal (Chicago Branch)	0.090%	12/5/11	1,000,000	1,000,000
Bank of Montreal (Chicago Branch)	0.090%	12/5/11	250,000	250,000
Bank of Montreal (Chicago Branch)	0.250%	1/6/12	571,000	571,000
Bank of Montreal (Chicago Branch)	0.230%	3/1/12	475,000	475,000
Bank of Nova Scotia (Houston Branch)	0.290%	12/6/11	500,000	500,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/16/11	150,000	150,000
Bank of Nova Scotia (Houston Branch)	0.250%	12/20/11	280,000	280,000
Bank of Nova Scotia (Houston Branch)	0.460%	5/2/12	400,000	400,000
Bank of Nova Scotia (Houston Branch)	0.460%	5/8/12	1,000,000	1,000,000
Bank of Nova Scotia (Houston Branch)	0.490%	5/15/12	600,000	600,000
Bank of Nova Scotia (Houston Branch)	0.480%	5/18/12	450,000	450,000
Bank of Nova Scotia (Houston Branch)	0.520%	5/29/12	64,000	64,000
Lloyds TSB Bank plc (New York Branch)	0.370%	12/7/11	98,900	98,901
4 National Australia Bank (New York Branch)	0.405%	4/20/12	880,000	880,000
Nordea Bank Finland plc (New York Branch)	0.250%	12/6/11	300,000	300,000
Nordea Bank Finland plc (New York Branch)	0.240%	12/9/11	44,000	44,000
Royal Bank of Canada (New York Branch)	0.250%	12/20/11	600,000	600,000
Royal Bank of Canada (New York Branch)	0.350%	2/22/12	492,000	492,000
Svenska Handelsbanken (New York Branch)	0.310%	12/1/11	300,000	300,000
Toronto Dominion Bank (New York Branch)	0.240%	12/1/11	297,500	297,500
Toronto Dominion Bank (New York Branch)	0.230%	2/3/12	163,000	163,000
Toronto Dominion Bank (New York Branch)	0.230%	2/6/12	407,000	407,000
Toronto Dominion Bank (New York Branch)	0.350%	2/15/12	297,000	297,000
Toronto Dominion Bank (New York Branch)	0.380%	4/3/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.380%	4/4/12	247,000	247,000
Toronto Dominion Bank (New York Branch)	0.370%	4/17/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.380%	5/1/12	495,000	495,000
Toronto Dominion Bank (New York Branch)	0.390%	5/8/12	500,000	500,000
Westpac Banking Corp. (New York Branch)	0.360%	2/9/12	496,000	496,000
Westpac Banking Corp. (New York Branch)	0.470%	3/16/12	500,000	500,000
4 Westpac Banking Corp. (New York Branch)	0.413%	5/3/12	350,000	350,000
				13,232,401
Total Certificates of Deposit (Cost $22,393,301)				22,393,301
Repurchase Agreements (0.5%)
Barclays Capital Inc.
(Dated 11/30/11, Repurchase Value
$73,502,000, collateralized by Treasury
Inflation Indexed Note/Bond 3.875%,
4/15/29)	0.100%	12/1/11	73,502	73,502

Goldman Sachs & Co.
(Dated 11/30/11, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Note/Bond 3.250%-3.750%,
12/31/16-8/15/41)	0.110%	12/1/11	50,000	50,000
JP Morgan Securities LLC
(Dated 11/30/11, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Note/Bond 0.500%, 5/31/13)	0.070%	12/1/11	50,000	50,000
Merrill Lynch Pierce Fenner & Smith
(Dated 11/30/11, Repurchase Value
$50,000,000, collateralized by U.S.
Treasury Note/Bond 1.000%, 5/15/14)	0.080%	12/1/11	50,000	50,000
RBC Capital Markets LLC
(Dated 11/30/11, Repurchase Value
$189,918,000, collateralized by U.S.
Treasury Note/Bond 1.500%-3.125%,
7/31/16-11/15/41)	0.050%	12/1/11	189,918	189,918
RBS Securities, Inc.
(Dated 11/30/11, Repurchase Value
$100,000,000, collateralized by U.S.
Treasury Note/Bond 1.000%, 5/15/14)	0.090%	12/1/11	100,000	100,000
Total Repurchase Agreements (Cost $513,420)				513,420
			Shares
Money Market Fund (1.4%)
6 Vanguard Municipal Cash Management Fund
(Cost $1,649,027)	0.119%		1,649,027,136	1,649,027

			Face
			Amount
			(000)
Taxable Municipal Bonds (0.0%)
7 Los Angeles CA Department of Water &
Power Revenue TOB VRDO	0.310%	12/7/11	13,000	13,000
7 Massachusetts Transportation Fund Revenue
TOB VRDO	0.310%	12/7/11	13,100	13,100
7 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.310%	12/7/11	6,400	6,400
Total Taxable Municipal Bonds (Cost $32,500)				32,500
Tax-Exempt Municipal Bonds (4.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	12/7/11	19,500	19,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.100%	12/7/11	36,500	36,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	12/7/11	39,315	39,315
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.120%	12/7/11	35,400	35,400
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.120%	12/7/11	79,000	79,000
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.140%	12/7/11	29,800	29,800

Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.140%	12/7/11	16,575	16,575
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.040%	12/7/11	17,425	17,425
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.040%	12/7/11	66,305	66,305
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.050%	12/7/11	58,300	58,300
Board of Regents of the University of Texas
System Revenue Financing System
Revenue VRDO	0.050%	12/7/11	95,000	95,000
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.090%	12/7/11	19,000	19,000
Buffalo NY Municipal Water System Revenue
VRDO	0.100%	12/7/11	12,000	12,000
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.100%	12/7/11	20,800	20,800
California Housing Finance Agency Home
Mortgage Revenue VRDO	0.110%	12/7/11	9,265	9,265
California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.110%	12/7/11	22,100	22,100
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.090%	12/7/11	9,700	9,700
Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.110%	12/7/11	27,500	27,500
Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.120%	12/7/11	23,500	23,500
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.140%	12/7/11	11,200	11,200
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.110%	12/7/11	10,000	10,000
Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.140%	12/7/11	18,370	18,370
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.080%	12/7/11	35,000	35,000
Curators of the University of Missouri System
Facilities Revenue VRDO	0.120%	12/7/11	62,150	62,150
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.130%	12/7/11	76,100	76,100
District of Columbia Revenue (George
Washington University) VRDO	0.140%	12/7/11	27,560	27,560
District of Columbia Revenue (Georgetown
University) VRDO	0.130%	12/7/11	7,575	7,575
District of Columbia Revenue (Georgetown
University) VRDO	0.130%	12/7/11	17,200	17,200
District of Columbia Revenue (Washington
Drama Society) VRDO	0.130%	12/7/11	20,375	20,375

Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.150%	12/7/11	10,600	10,600
Greenville County SC Hospital System
Revenue VRDO	0.100%	12/7/11	13,000	13,000
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.100%	12/7/11	12,255	12,255
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) VRDO	0.130%	12/7/11	42,000	42,000
Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) VRDO	0.110%	12/7/11	42,500	42,500
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.060%	12/7/11	9,000	9,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.120%	12/7/11	16,800	16,800
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.140%	12/7/11	29,205	29,205
Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.140%	12/7/11	16,300	16,300
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.100%	12/7/11	31,905	31,905
Illinois Finance Authority Revenue (Carle
Healthcare System) VRDO	0.050%	12/7/11	44,665	44,665
Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.110%	12/7/11	43,000	43,000
Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.150%	12/7/11	17,815	17,815
Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.120%	12/7/11	13,000	13,000
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.130%	12/7/11	15,490	15,490
Indiana Development Finance Authority
Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project)
VRDO	0.110%	12/7/11	14,400	14,400
Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.150%	12/7/11	22,790	22,790
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.120%	12/7/11	39,340	39,340
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.100%	12/7/11	15,075	15,075
Jacksonville FL Capital Project Revenue
VRDO	0.120%	12/7/11	25,600	25,600
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.080%	12/7/11	25,035	25,035
Kentucky Higher Education Student Loan
Corp. Student Loan Revenue VRDO	0.150%	12/7/11	33,235	33,235

Knox County TN Health Educational &
Housing Facilities Board Hospital Facilities
Revenue (Covenant Healthcare) VRDO	0.130%	12/7/11	15,690	15,690
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.120%	12/7/11	17,200	17,200
Los Angeles CA Wastewater System
Revenue VRDO	0.070%	12/7/11	27,595	27,595
Los Angeles CA Wastewater System
Revenue VRDO	0.070%	12/7/11	23,200	23,200
Los Angeles CA Wastewater System
Revenue VRDO	0.100%	12/7/11	20,400	20,400
Los Angeles CA Wastewater System
Revenue VRDO	0.110%	12/7/11	37,300	37,300
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.070%	12/7/11	18,855	18,855
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.080%	12/7/11	49,365	49,365
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.130%	12/7/11	11,650	11,650
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.110%	12/7/11	15,130	15,130
Maryland Health & Higher Educational
Facilities Authority Revenue (Johns
Hopkins University) VRDO	0.070%	12/7/11	30,635	30,635
Maryland Health & Higher Educational
Facilities Authority Revenue (University of
Maryland Medical System) VRDO	0.120%	12/7/11	30,160	30,160
Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.100%	12/7/11	40,000	40,000
Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.100%	12/7/11	21,900	21,900
Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.110%	12/7/11	9,015	9,015
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.070%	12/7/11	19,320	19,320
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue
VRDO	0.100%	12/7/11	43,100	43,100
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.080%	12/7/11	25,350	25,350
Michigan Higher Education Facilities Authority
Revenue (Albion College) VRDO	0.120%	12/7/11	12,700	12,700
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.110%	12/7/11	32,595	32,595
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.120%	12/7/11	21,800	21,800
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care
System Revenue (Allina Health System)
VRDO	0.100%	12/7/11	15,000	15,000

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.060%	12/7/11	33,400	33,400
Mississippi Business Finance Corp. Health
Care Facilities Revenue (Rush Medical
Foundation Project) VRDO	0.110%	12/7/11	7,500	7,500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.100%	12/7/11	18,000	18,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care) VRDO	0.080%	12/7/11	83,775	83,775
Nassau NY Health Care Corp. VRDO	0.090%	12/7/11	15,000	15,000
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.130%	12/7/11	19,130	19,130
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.120%	12/7/11	19,600	19,600
New Jersey Transportation Trust Fund
Authority Transportation System Revenue
VRDO	0.090%	12/7/11	32,800	32,800
New York City NY GO VRDO	0.080%	12/7/11	29,130	29,130
New York City NY GO VRDO	0.100%	12/7/11	29,800	29,800
New York City NY GO VRDO	0.110%	12/7/11	11,775	11,775
New York City NY GO VRDO	0.110%	12/7/11	29,825	29,825
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.080%	12/7/11	39,505	39,505
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.080%	12/7/11	21,980	21,980
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.110%	12/7/11	8,100	8,100
New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.110%	12/7/11	31,300	31,300
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.110%	12/7/11	14,885	14,885
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.100%	12/7/11	30,805	30,805
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.100%	12/7/11	30,645	30,645
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.080%	12/7/11	48,500	48,500
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.110%	12/7/11	18,000	18,000
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.090%	12/7/11	20,500	20,500
New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.120%	12/7/11	42,300	42,300
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.080%	12/7/11	37,000	37,000

New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.120%	12/7/11	17,300	17,300
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.100%	12/7/11	31,500	31,500
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.140%	12/7/11	26,100	26,100
New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.110%	12/7/11	12,800	12,800
New York State Housing Finance Agency
Housing Revenue (Clinton Green - South)
VRDO	0.120%	12/7/11	11,625	11,625
New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.120%	12/7/11	31,845	31,845
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.120%	12/7/11	24,500	24,500
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.080%	12/7/11	25,000	25,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.110%	12/7/11	10,375	10,375
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.120%	12/7/11	11,750	11,750
North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.130%	12/7/11	11,470	11,470
North Carolina Medical Care Commission
Health Care Facilities Revenue (WakeMed)
VRDO	0.150%	12/7/11	27,500	27,500
North Texas Higher Education Authority
Student Loan Revenue VRDO	0.240%	12/7/11	27,700	27,700
North Texas Tollway Authority System
Revenue VRDO	0.120%	12/7/11	35,100	35,100
Oakland University of Michigan Revenue
VRDO	0.130%	12/7/11	8,900	8,900
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.100%	12/7/11	11,100	11,100
Ohio GO VRDO	0.070%	12/7/11	23,515	23,515
Ohio GO VRDO	0.070%	12/7/11	12,150	12,150
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health
System Inc.) VRDO	0.110%	12/7/11	25,000	25,000
Ohio State University General Receipts
Revenue VRDO	0.070%	12/7/11	29,525	29,525
Ohio State University General Receipts
Revenue VRDO	0.070%	12/7/11	115,300	115,300
Ohio State University General Receipts
Revenue VRDO	0.100%	12/7/11	6,600	6,600
Oregon Health Sciences University Revenue
VRDO	0.120%	12/7/11	13,000	13,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of
Pennsylvania Health System) VRDO	0.090%	12/7/11	45,065	45,065

Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.110%	12/7/11	57,850	57,850
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.100%	12/7/11	9,530	9,530
Salem OH Hospital Facilities Revenue (Salem
Community Hospital Project) VRDO	0.120%	12/7/11	13,400	13,400
Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.110%	12/7/11	16,500	16,500
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.190%	12/7/11	35,355	35,355
South Dakota Health & Educational Facilities
Authority Revenue (Avera Health) VRDO	0.110%	12/7/11	31,000	31,000
South Placer CA Wastewater Authority
Revenue VRDO	0.060%	12/7/11	13,000	13,000
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.100%	12/7/11	14,000	14,000
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health) VRDO	0.130%	12/7/11	18,400	18,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	12/7/11	42,400	42,400
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.120%	12/7/11	28,900	28,900
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.150%	12/7/11	23,035	23,035
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.180%	12/7/11	34,620	34,620
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.150%	12/7/11	69,085	69,085
7 Texas GO TOB VRDO	0.110%	12/1/11	153,000	153,000
7 Texas GO TOB VRDO	0.110%	8/30/12	74,000	74,000
7 Texas GO TOB VRDO	0.110%	8/30/12	121,000	121,000
7 Texas GO TOB VRDO	0.110%	8/30/12	282,000	282,000
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.100%	12/7/11	19,600	19,600
University of Alabama Birmingham Hospital
Revenue VRDO	0.120%	12/7/11	24,100	24,100
University of South Florida Financing Corp.
COP VRDO	0.120%	12/7/11	40,700	40,700
University of Texas Permanent University
Fund Revenue VRDO	0.050%	12/7/11	152,100	152,100
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.120%	12/7/11	15,500	15,500
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.120%	12/7/11	19,250	19,250
Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.110%	12/7/11	7,200	7,200
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.150%	12/7/11	13,500	13,500
Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.150%	12/7/11	19,500	19,500

7 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.150%	12/7/11	10,490	10,490
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.120%	12/7/11	24,975	24,975
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.090%	12/7/11	43,500	43,500
Washington Higher Education Facilities
Authority Revenue (Bastyr University
Project) VRDO	0.110%	12/7/11	7,800	7,800
Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.130%	12/7/11	6,300	6,300
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.110%	12/7/11	30,045	30,045
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital)
VRDO	0.070%	12/7/11	20,500	20,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care
Inc.) VRDO	0.110%	12/7/11	31,200	31,200
Total Tax-Exempt Municipal Bonds (Cost $4,784,795)				4,784,795
Total Investments (101.8%) (Cost $116,909,849)				116,909,849
Other Assets and Liabilities-Net (-1.8%)				(2,121,218)
Net Assets (100%)				114,788,631

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2011, the aggregate value of these securities was $17,735,073,000, representing 15.5% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the aggregate value of these securities was $672,990,000, representing 0.6% of net assets.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Prime Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Federal Money Market Fund

Schedule of Investments
As of November 30, 2011

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (102.2%)
2	Fannie Mae Discount Notes	0.060%–0.120%	12/1/11	31,904	31,904
2	Fannie Mae Discount Notes	0.040%–0.140%	12/7/11	87,800	87,798
2	Fannie Mae Discount Notes	0.070%	12/12/11	11,900	11,900
2	Fannie Mae Discount Notes	0.050%–0.140%	12/14/11	48,996	48,994
2	Fannie Mae Discount Notes	0.070%	12/21/11	10,000	10,000
2	Fannie Mae Discount Notes	0.105%	1/4/12	78,345	78,337
2	Fannie Mae Discount Notes	0.070%	1/6/12	5,000	5,000
2	Fannie Mae Discount Notes	0.050%	1/11/12	71,400	71,396
2	Fannie Mae Discount Notes	0.050%	1/17/12	3,800	3,800
2	Fannie Mae Discount Notes	0.060%–0.220%	1/18/12	95,350	95,323
2	Fannie Mae Discount Notes	0.150%	1/25/12	40,000	39,991
2	Fannie Mae Discount Notes	0.050%	2/1/12	13,305	13,304
2	Fannie Mae Discount Notes	0.100%–0.150%	2/8/12	85,123	85,104
2	Fannie Mae Discount Notes	0.050%–0.060%	2/21/12	13,110	13,108
2	Fannie Mae Discount Notes	0.100%	2/22/12	25,460	25,454
2	Fannie Mae Discount Notes	0.060%	3/1/12	5,359	5,358
2	Fannie Mae Discount Notes	0.060%	3/19/12	29,500	29,495
2	Fannie Mae Discount Notes	0.100%	3/21/12	10,000	9,997
2	Fannie Mae Discount Notes	0.100%	4/4/12	90,000	89,969
2	Fannie Mae Discount Notes	0.095%–0.100%	4/18/12	64,900	64,876
2	Fannie Mae Discount Notes	0.100%	4/25/12	35,000	34,986
2	Fannie Mae Discount Notes	0.090%–0.095%	5/2/12	115,000	114,955
3	Federal Home Loan Bank Discount Notes	0.050%–0.140%	12/7/11	105,300	105,299
3	Federal Home Loan Bank Discount Notes	0.040%–0.060%	12/9/11	125,000	124,999
3	Federal Home Loan Bank Discount Notes	0.140%	12/13/11	10,000	9,999
3	Federal Home Loan Bank Discount Notes	0.050%–0.140%	12/14/11	60,000	59,999
3	Federal Home Loan Bank Discount Notes	0.050%	12/16/11	6,000	6,000
3	Federal Home Loan Bank Discount Notes	0.050%	1/4/12	6,165	6,165
3	Federal Home Loan Bank Discount Notes	0.100%	1/11/12	30,000	29,997
3	Federal Home Loan Bank Discount Notes	0.055%	1/13/12	25,000	24,998
3	Federal Home Loan Bank Discount Notes	0.060%–0.120%	1/18/12	196,000	195,981
3	Federal Home Loan Bank Discount Notes	0.065%	1/25/12	14,019	14,018
3	Federal Home Loan Bank Discount Notes	0.040%	2/1/12	100,000	99,993
3	Federal Home Loan Bank Discount Notes	0.040%	2/3/12	40,000	39,997
3	Federal Home Loan Bank Discount Notes	0.050%–0.100%	2/8/12	41,910	41,903
3	Federal Home Loan Bank Discount Notes	0.100%–0.150%	2/10/12	69,242	69,225
3	Federal Home Loan Bank Discount Notes	0.130%	2/17/12	57,000	56,984
3	Federal Home Loan Bank Discount Notes	0.060%–0.120%	2/22/12	35,000	34,991
3	Federal Home Loan Bank Discount Notes	0.060%–0.090%	2/24/12	80,386	80,369
3	Federal Home Loan Bank Discount Notes	0.100%	3/28/12	25,398	25,390
3	Federal Home Loan Bank Discount Notes	0.100%	4/18/12	10,000	9,996
3	Federal Home Loan Bank Discount Notes	0.070%	5/2/12	30,000	29,991
3	Federal Home Loan Bank Discount Notes	0.080%	5/16/12	68,000	67,975
[3,4] Federal Home Loan Banks		0.215%	1/9/12	150,000	149,995
[3,4] Federal Home Loan Banks		0.227%	1/23/12	25,000	24,999
[3,4] Federal Home Loan Banks		0.210%	2/3/12	100,000	99,995
[2,4] Federal Home Loan Mortgage Corp.		0.210%	12/16/11	35,000	34,999
[2,4] Federal Home Loan Mortgage Corp.		0.210%	2/16/12	75,000	74,994
[2,4] Federal Home Loan Mortgage Corp.		0.197%	8/24/12	60,000	59,979
[2,4] Federal Home Loan Mortgage Corp.		0.215%	3/21/13	13,000	12,991

[2,4] Federal Home Loan Mortgage Corp.		0.197%	5/6/13	48,000	47,968
[2,4] Federal Home Loan Mortgage Corp.		0.195%	6/3/13	60,000	59,963
[2,4] Federal National Mortgage Assn.		0.277%	8/23/12	160,000	160,013
[2,4] Federal National Mortgage Assn.		0.282%	9/17/12	40,000	39,994
[2,4] Federal National Mortgage Assn.		0.277%	11/23/12	70,000	69,979
[2,4] Federal National Mortgage Assn.		0.238%	8/12/13	30,000	29,984
[2,4] Federal National Mortgage Assn.		0.218%	11/8/13	50,000	49,971
[2,4] Federal National Mortgage Assn.		0.218%	11/14/13	65,000	64,962
2	Freddie Mac Discount Notes	0.140%	12/5/11	35,000	34,999
2	Freddie Mac Discount Notes	0.080%–0.090%	12/6/11	35,400	35,400
2	Freddie Mac Discount Notes	0.050%–0.140%	12/12/11	136,254	136,251
2	Freddie Mac Discount Notes	0.150%	12/13/11	8,000	8,000
2	Freddie Mac Discount Notes	0.095%	12/14/11	45,000	44,998
2	Freddie Mac Discount Notes	0.050%	12/16/11	100,000	99,998
2	Freddie Mac Discount Notes	0.070%	12/20/11	5,500	5,500
2	Freddie Mac Discount Notes	0.105%	1/3/12	52,000	51,995
2	Freddie Mac Discount Notes	0.050%–0.065%	1/9/12	14,143	14,142
2	Freddie Mac Discount Notes	0.150%	1/19/12	9,000	8,998
2	Freddie Mac Discount Notes	0.050%	1/24/12	7,600	7,599
2	Freddie Mac Discount Notes	0.110%	2/13/12	48,000	47,989
2	Freddie Mac Discount Notes	0.070%	2/14/12	6,500	6,499
2	Freddie Mac Discount Notes	0.070%	2/15/12	20,000	19,997
2	Freddie Mac Discount Notes	0.050%–0.080%	2/23/12	10,000	9,998
2	Freddie Mac Discount Notes	0.050%–0.095%	3/5/12	21,800	21,796
2	Freddie Mac Discount Notes	0.090%	3/12/12	5,600	5,599
2	Freddie Mac Discount Notes	0.090%	3/20/12	9,700	9,697
2	Freddie Mac Discount Notes	0.100%	3/26/12	15,000	14,995
2	Freddie Mac Discount Notes	0.100%	4/2/12	30,000	29,990
2	Freddie Mac Discount Notes	0.100%	4/9/12	50,000	49,982
2	Freddie Mac Discount Notes	0.100%	4/16/12	111,216	111,174
2	Freddie Mac Discount Notes	0.085%–0.090%	5/7/12	34,789	34,776
2	Freddie Mac Discount Notes	0.080%	5/14/12	25,000	24,991
	United States Treasury Bill	0.116%	12/1/11	150,000	150,000
	United States Treasury Bill	0.105%	12/8/11	30,000	29,999
	United States Treasury Bill	0.020%–0.101%	12/29/11	231,195	231,185
	United States Treasury Bill	0.031%	3/1/12	100,000	99,992
	United States Treasury Bill	0.070%	5/31/12	150,000	149,947
	United States Treasury Note/Bond	1.375%	3/15/12	125,000	125,463
	United States Treasury Note/Bond	1.375%	4/15/12	25,000	25,119
Total U.S. Goverment and Agency Obligations (Cost $4,733,172)					4,733,172
Repurchase Agreements (3.1%)
	Barclays Capital Inc.
	(Dated 11/30/11, Repurchase Value
	$50,000,000, collateralized by Treasury
	Inflation Indexed Note/Bond 1.625%-
	2.375%, 1/15/15-1/15/25)	0.100%	12/1/11	50,000	50,000
	RBS Securities, Inc.
	(Dated 11/30/11, Repurchase Value
	$93,588,000, collateralized by U.S Treasury
	Note/Bond 1.000%-2.250%, 5/15/14-
	11/30/17)	0.090%	12/1/11	93,588	93,588
Total Repurchase Agreements (Cost $143,588)					143,588
Total Investments (105.3%) (Cost $4,876,760)					4,876,760
Other Assets and Liabilities-Net (-5.3%)					(247,330)
Net Assets (100%)					4,629,430

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2011, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 20, 2012

VANGUARD MONEY MARKET RESERVES

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.